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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Indemnity Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Financial Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                     Fairfield, Ohio        May 12, 2008
-------------------------------------   ---------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A




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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers              1
Form 13F Information Table Entry Total:        5
Form 13F Information Table Value Total    19,710
                                          (thousands)

List of Other Included Managers:

No.   File No.    Name
---   ---------   ----
01    028-10798   Cincinnati Financial Corporation


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
                              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                              TITLE OF                         SHARES/             INVESTMENT
ISSUER                          CLASS     CUSIP    FMV (000)  PRINCIPAL   SH/PRN       DIS      OTH MGRS    SOLE     SHARED  NONE
------                        --------  ---------  ---------  ----------  ------  ------------  --------  --------  -------  ----
EXXON MOBIL CORPORATION       COMMON    30231G102     8,627     102,000     SH    SHARED-OTHER      01       --     102,000    --
GENERAL ELECTRIC CO           COMMON    369604103     1,851      50,000     SH    SHARED-OTHER      01       --      50,000    --
GENUINE PARTS CO              COMMON    372460105       603      15,000     SH    SHARED-OTHER      01       --      15,000    --
JOHNSON & JOHNSON             COMMON    478160104     1,622      25,000     SH    SHARED-OTHER      01       --      25,000    --
PROCTER & GAMBLE CORPORATION  COMMON    742718109     7,007     100,000     SH    SHARED-OTHER      01       --     100,000    --
                                                     19,710


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